May 14, 2004



Securities and Exchange Commission
450 5 Street, N. W.
Washington, DC  20549

RE:  Midland National Life Separate Account A File Number 333-14061

Commissioners:

We are submitting the enclosed prospectus supplement for filing under Rule 497.

If you have any comments or questions about this filing, please contact Fred Bellamy of Sutherland Asbill and Brennan L L P at 202-383-0126.


Sincerely,







Terri Silvius
Director - Compliance
Variable Operations


cc:       Frederick R. Bellamy
          Sutherland Asbill & Brennan LLP

                     FOUNDATION VARIABLE UNIVERSAL LIFE 1.1
                            VARIABLE UNIVERSAL LIFE 4
                            VARIABLE UNIVERSAL LIFE 3
               issued by: Midland National Life Insurance Company
              through the Midland National Life Separate Account A

                          Supplement dated May 14, 2004
                         to Prospectus Dated May 1, 2004


This supplement for the Foundation Variable Universal Life 1.1, the Variable Universal Life 4 and the Variable Universal Life 3 life insurance policies alters the prospectuses in the following manner:

On page one of the prospectus delete the toll-free phone number in the heading (800-872-1642) and replace it with (800) 272-1642.